Accounts Payable and Other Current Liabilities	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Accounts Payable and Other Current Liabilities
Accounts Payable and Other Current Liabilities
Accounts payable and other current liabilities consisted of:

	As of December 31,
	2013	2012
Accounts payable	$344	$309
Accrued payroll and related	210	198
Accrued sales and use taxes	193	148
Public liability and property damage insurance liabilities – current	136	132
Deferred revenue – current	87	60
Accrued commissions	77	67
Advertising and marketing	75	82
Accrued interest	63	66
Income taxes payable – current	13	58
Other	281	301
Accounts payable and other current liabilities	$1,479	$1,421